UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05734
Diamond Hill Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Address of principal executive offices) (Zip code)
Gary R. Young,
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 255-3341
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10
Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5), The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
September 30, 2010 (Unaudited)

		Fair
	Shares	Value
Preferred Stocks — 4.6%
Banking Services — 2.2%
Citizens Funding Trust I, 7.50%*	25,940	$447,465
Huntington Bancshares, Inc., Series A, 8.50%	440	464,200

		911,665

Financial Services — 1.5%
Countrywide Capital V, 7.00%◊	26,000	640,380

Reits & Real Estate Management — 0.9%
iStar Financial, Inc., Series F, 7.80%	36,660	365,134

Total Preferred Stocks		$1,917,179

Common Stocks — 85.7%
Asset Managers — 0.9%
Affiliated Managers Group, Inc.*	5,010	390,830

Banking Services — 27.6%
BB&T Corp.	12,907	310,801
City National Corp.	6,100	323,727
First California Financial Group, Inc.*	71,560	176,753
First Financial Holdings, Inc.◊	48,888	544,612
First Niagara Financial Group, Inc.	45,325	528,036
First of Long Island Corp.◊	27,056	675,859
Huntington Bancshares, Inc.	125,055	709,062
National Penn Bancshares, Inc.◊	105,675	660,469
NewBridge Bancorp*	47,512	170,568
PNC Financial Services Group, Inc.	26,850	1,393,783
Popular, Inc.*	270,125	783,363
Sterling Bancorp◊	21,465	186,531
SunTrust Banks, Inc.	15,350	396,491
U.S. Bancorp	75,199	1,625,802
Wells Fargo & Co.	102,800	2,583,364
Wilmington Trust Corp.◊	58,155	522,232

		11,591,453

Consumer Financial Services — 4.6%
American Express Co.	19,770	830,933
Discover Financial Services	66,765	1,113,640

		1,944,573

Financial Services — 17.7%
Bank of America Corp.	100,660	1,319,653
Bank of New York Mellon Corp.§	53,008	1,385,099
JPMorgan Chase & Co.§	71,528	2,723,071
Leucadia National Corp.*	15,645	369,535
Morgan Stanley	23,670	584,175
MVC Capital, Inc.◊	34,040	441,499

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value
Financial Services — continued
State Street Corp.	16,564	$623,800

		7,446,832

Insurance — 32.2%
Alleghany Corp.*	1,056	320,000
Allstate Corp.	36,000	1,135,800
Arch Capital Group Ltd.*	10,710	897,498
Assurant, Inc.	25,765	1,048,635
Assured Guaranty Ltd.	115,216	1,971,346
Chubb Corp., The	5,570	317,434
Hartford Financial Services Group, Inc.	33,262	763,363
Horace Mann Educators Corp.	25,267	449,247
Marsh & McLennan Cos., Inc.	17,900	431,748
Old Republic International Corp.◊	125,480	1,737,898
Prudential Financial, Inc.	26,740	1,448,773
Travelers Cos., Inc., The§	34,890	1,817,769
XL Group plc	55,145	1,194,441

		13,533,952

IT Services — 0.5%
CoreLogic, Inc.	9,675	185,373

Reits & Real Estate Management — 2.2%
Redwood Trust, Inc. REIT◊	62,285	900,641

Total Common Stocks		$35,993,654

Corporate Bond — 1.0%
Banking Services — 1.0%
Zions Bancorp., 7.75%, 9/23/14	415,000	439,733

Repurchase Agreement — 4.5%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $1,882,752 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/2010 through 9/3/2030†	1,882,737	1,882,737

Registered Investment Company — 8.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares	3,526,921	3,526,921

Total Investment Securities — 104.2% (Cost $39,318,443)**		$43,760,224

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Fair
Value
Segregated Cash With Brokers — 5.6%	$2,337,200

Securities Sold Short — (5.4)% (Proceeds $2,321,822)	(2,259,702)

Net Other Assets (Liabilities) — (4.4%)	(1,837,584)

Net Assets — 100.0%	$42,000,138

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $1,847,391.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2010.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating to a total market value of $2,791,062 as of September 30, 2010.
REIT — Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 5.4%
Banking Services — 5.4%
Eagle Bancorp, Inc.*	17,660	$202,737
First Financial Bankshares, Inc.	11,280	530,047
Home Bancshares, Inc.	20,416	414,843
M&T Bank Corp.	8,405	687,613
United Bankshares, Inc.	8,625	214,676
Westamerica Bancorp.	3,850	209,786

Total Common Stocks Sold Short		$2,259,702

Total Securities Sold Short — 5.4% (Proceeds $2,321,822)		$2,259,702

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at September 30, 2010.
See accompanying Notes to Schedule of Securities Sold Short.

Diamond Hill Financial Trends Fund, Inc.
Notes of Schedules of Investments and Securities Sold Short
September 30, 2010 (Unaudited)
Organization
The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.
Accounting Policies
Security valuation
The Fund records its investments at fair value. Fair Value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
Other assets and securities for which no such quotations are readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event that materially affects the furnished price) are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Diamond Hill Financial Trends Fund, Inc.
Notes of Schedules of Investments and Securities Sold Short
September 30, 2010 (Unaudited)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

		Level 2 -
		Other
		Significant
	Level 1 -	Observable
	Quoted prices	Inputs

Investments in Securities:
(Assets)
Common Stocks*	$35,993,654	$—
Preferred Stocks*	1,917,179	—
Corporate Bonds*	—	439,733
Registered Investment Companies	3,526,921	—
Repurchase Agreements	—	1,882,737

Total	41,437,754	2,322,470
Investment in Securities Sold Short:
(Liabilities)
Common Stocks*	$(2,259,702)	$—

*	See Schedule of Investments or Schedule of Securities Sold Short for industry classification.
There were no significant transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2010, and the Fund held no Level 3 securities at September 30, 2010.
Investment transactions
Investment transactions are accounted for no later than the first business day after trade date for daily net asset value calculations throughout the period. However, for financial reporting purposes, investment transactions are reported on trade date at the end of the period. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Short sales
The Fund is permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.
The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater

Diamond Hill Financial Trends Fund, Inc.
Notes of Schedules of Investments and Securities Sold Short
September 30, 2010 (Unaudited)
reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Securities lending
The Fund has a securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”). Under the terms of the agreement, JPMorgan is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Under the agreement, JPMorgan indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by the Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Fund as securities lending income.
As of September 30, 2010, the value of securities loaned and the collateral held were as follows:

Fair Value
of Securities	Fair Value
Loaned	of Collateral

$1,847,391	$1,882,737
Federal income taxes
As of September 30, 2010, the cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, was as follows:

Tax cost of portfolio investments	$39,661,114

Gross unrealized appreciation	5,782,710
Gross unrealized depreciation	(1,683,600)

Net unrealized appreciation	$4,099,110

Use of estimates
The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Diamond Hill Financial Trends Fund, Inc.
By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: November 19, 2010
By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date: November 19, 2010